Retirement Benefit Obligations - Movement in Defined Benefit Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pension Benefits
Disclosure of defined benefit plans [line items]
Interest cost	$ 71	$ 290	$ 174
Other	$ 0	$ 0	0
Discount rate used in computing ending obligations	5.35%	4.84%
Pension Benefits | Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Beginning balance	$ 10,294	$ 10,594
Service cost	0	0
Interest cost	461	502
Benefits paid	(952)	(860)
Actuarial (gain)/loss	(442)	58
Other	0	0
Ending balance	9,361	10,294	10,594
Other post-retirement benefits
Disclosure of defined benefit plans [line items]
Interest cost	56	56	39
Other	$ 46	$ 0	0
Discount rate used in computing ending obligations	5.35%	4.84%
Other post-retirement benefits | Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Beginning balance	$ 1,131	$ 1,097
Service cost	3	3
Interest cost	53	53
Benefits paid	(99)	(72)
Actuarial (gain)/loss	119	50
Other	46	0
Ending balance	$ 1,253	$ 1,131	$ 1,097